Offerings	Sep. 05, 2024 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Senior Notes due 2030
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99967
Maximum Aggregate Offering Price	$ 1,249,587,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,439.12	[1]
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File No.333-271617) filed with the Securities and Exchange Commission on May 3, 2023 (the “Registration Statement”). This “Calculation of Filing Fee” table shall be deemed to update the table filed as Exhibit 107 in accordance with Item 16 of the Registration Statement. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2034
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99928
Maximum Aggregate Offering Price	$ 1,498,920,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 221,240.60	[1]
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File No.333-271617) filed with the Securities and Exchange Commission on May 3, 2023 (the “Registration Statement”). This “Calculation of Filing Fee” table shall be deemed to update the table filed as Exhibit 107 in accordance with Item 16 of the Registration Statement. The prospectus is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2054
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99806
Maximum Aggregate Offering Price	$ 1,247,575,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,142.07	[1]
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File No.333-271617) filed with the Securities and Exchange Commission on May 3, 2023 (the “Registration Statement”). This “Calculation of Filing Fee” table shall be deemed to update the table filed as Exhibit 107 in accordance with Item 16 of the Registration Statement. The prospectus is a final prospectus for the related offering.

[1]	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File No.333-271617) filed with the Securities and Exchange Commission on May 3, 2023 (the “Registration Statement”). This “Calculation of Filing Fee” table shall be deemed to update the table filed as Exhibit 107 in accordance with Item 16 of the Registration Statement. The prospectus is a final prospectus for the related offering.